Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Cost:
Product and distribution rights, cost	$ 77,224	$ 77,379
Other deferred costs, cost	186	1,541
Intangible assets and deferred costs, cost	77,410	78,920
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	71,157	67,003
Impairment	139	2,042
Other deferred costs, accumulated amortization	186	1,541
Intangible assets and deferred costs, accumulated amortization	71,482	70,586
Intangible assets and deferred costs, net	$ 5,928	$ 8,334